Credit facility (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Credit facility
Amortization expense of Facility transaction costs	$ 325	$ 226
Interest expense on Facility	519	89
Interest and finance expenses	$ 844	$ 315